RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	$ 56		¥ 154		¥ 391
Related party costs	55,621	¥ 388,963	362,717	¥ 366,375
Accounts payable, related parties, current	$ 18,566		95,485		129,831
Shanghai Keshen Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts				6
Amounts due to related parties			62		62
Related party costs		2,161	1,981	3,302
Accounts payable, related parties, current			2,590		3,345
Shenyang Yunrongxin Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		334	162	913
Amounts due to related parties			91		228
Accounts receivable, related party			389		488
Related party costs				321
Shenzhen City Yunjitong Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts			1
Amounts due to related parties			1
Shanghai Gaozhi Lefu Intelligent Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		3
Amounts due to related parties					101
Shenyang Yunrongxin Project Development Services [Member]
Related Party Transaction [Line Items]
Related party costs				321
Accounts payable, related parties, current			91		228
Shanghai Gaozhi Lefu [Member]
Related Party Transaction [Line Items]
Related party costs		¥ 171
Accounts payable, related parties, current					¥ 101